Earnout Liability	3 Months Ended
Mar. 31, 2022
Derivative Instrument Detail [Abstract]
Earnout Liability
14.	Earnout Liability

The following represents a summary of the earnout liability activity during the three months ended March 31, 2022:

Earnout Liability
Balance at December 31, 2021	$—
Recognized upon Business Combination	58,871
Changes in fair value	(33,869)
Balance at March 31, 2022	$25,002

At Business Combination close and at March 31, 2022, there were 18,758,241 earnout shares unissued and unvested. At March 31, 2022, none of the triggering events had been met.

The earnout liability was initially recorded at fair value with subsequent changes in fair value being recorded in the accompanying condensed consolidated statements of operations. The earnout liability at issuance and at March 31, 2022, were valued utilizing a Monte Carlo Simulation and significant unobservable Level 3 inputs.

The following weighted-average assumptions were used to determine the fair value of the earnout liability at March 31, 2022:

Earnout Liability
Expected term	4.8 years
Expected volatility	40.0%
Expected dividend yield	0.0%
Risk free interest rate	2.4%
Price of Gelesis Common Stock	$4.53